One Financial Way
Cincinnati, Ohio 45242
(OHIO NATIONAL FINANCIAL LOGO)

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100
December 3, 2009
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978; 333-156432) Post-Effective Amendment No. 2
Ladies and Gentlemen:
Attached hereto is a post-effective amendment No. 2 to the ONcore Ultra II (333-156432) registration statement. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. Registrant, Ohio National Variable Account A, filed 485(a) post-effective amendments to the variable annuity contracts referenced below on October 9, 2009. On November 23, 2009, the Staff responded to those filings with oral comments and requested that Registrant make subsequent 485(a) filings to respond to Staff comments. This post-effective amendment is being filed to respond to those Staff comments; include a minimum issue age, reduce fees and increase the annual credit and deferral credit for the withdrawal benefit riders; and make certain non-material changes.
Below are our responses to the Staff’s comments. To the extent such comments apply to the following post-effective amendment filings by Registrant, Ohio National Variable Account A, our responses are applicable to each such filing:

Product filing	40 Act File No.	33 Act File No.
ONcore Premier, Post-Effective Amendment No.32	811-01978	333-43515
ONcore Xtra, Post-Effective Amendment No. 26	811-01978	333-86603
ONcore Value, Post-Effective Amendment No. 35	811-01978	333-43513
ONcore Lite, Post-Effective Amendment No. 25	811-01978	333-52006
ONcore Flex, Post-Effective Amendment No. 31	811-01978	333-43511
ONcore Ultra, Post-Effective Amendment No. 7	811-01978	333-134288
ONcore Wrap, Post-Effective Amendment No. 6	811-01978	333-134982
ONcore Lite II Post-Effective Amendment No. 1	811-01978	333-156430
ONcore Ultra II Post-Effective Amendment No.1	811-01978	333-156432
In response to your comment 1 regarding purchase payment limits, we have revised the language to clarify that the change in purchase payment limits applies to new contracts in those states where permitted.
In response to your comment 2 regarding the fee table, we have revised the introductory language and the disclosure to more clearly indicate which riders are no longer available for purchase by adding an asterisk to each one.
In response to your comment 3 regarding the Fixed Accumulation Account, we have corrected the error.
In response to your comment 4(a) regarding the Optional Asset Allocation Models, we have revised the bolded sentence to clarify which riders require use of an Asset Allocation Model.
In response to your comment 4(b), we have revised the bolded disclosure in the third paragraph to include the GLWB and Joint GLWB.
In response to your comment 4(c), we have revised the disclosure to clarify the distinction between limiting availability of an Asset Allocation Model and updating the make-up of a Model.

In response to your comment 5 regarding Charges for Optional Benefits, we have removed the dates from the parenthetical references.
In response to your comment 6, we have clarified that the contract must be received in our home office by the end of the free-look period. We have also revised the free-look disclosure in the IRA Disclosure Statement to clarify that the contract must be returned to us in order to exercise the free-look right.
In response to your comment 7(a) regarding the death benefit, we have revised the disclosure regarding guarantees being based on the claims-paying ability of Ohio National to clarify that death benefit guarantees under the contract and riders are general account obligations and are, therefore, subject to the rights of Ohio National’s creditors.
In response to your comment 7(b) regarding the death benefit, we have revised the disclosure to clarify the relationship between the death benefit and the death benefit adjustment and have defined the terms “death benefit,” “death benefit adjustment” and “proceeds.”
In response to your comment 7(c) regarding the death benefit, we have revised and reorganized the disclosure to clarify the order of calculations of the death benefit and the death benefit adjustment.
In response to your comment 8 regarding the GMIB Plus with Five Year Reset, we have made the requested revision.
In response to your comment 9 regarding the GPA, we have revised the disclosure regarding guarantees being based on the claims-paying ability of Ohio National to clarify that guarantees under the rider are general account obligations and are, therefore, subject to the rights of Ohio National’s creditors.
In response to your comment 10 regarding the GLWB, we have added an overview of how the rider generally works and have reorganized some of the disclosure to make it clearer.
In response to your comment 11 regarding the GLWB base, we have revised the disclosure to make it easier to read, by using an outline style in the third paragraph.
In response to your comment 12 regarding the annual credit base of the GLWB, we have revised the disclosure to make it easier to understand.
In response to your comment 13 regarding excess withdrawals with the GLWB, we have revised the example to clarify how a withdrawal that is partially permitted and partially excess works.
In response to your comment 14 regarding the ten-year example of the GLWB, we have revised the example to show the effect of an additional purchase payment in year eight.

In response to your comment 15 regarding the Lifetime Annuity Period of the GLWB, we have revised the disclosure and added examples to clarify the effect of a market decline in conjunction with withdrawals and the eligibility of an owner to enter the Lifetime Annuity Period.
In response to your comment 16 regarding the rider benefit payout of the GLWB, we have added disclosure to explain in general terms when someone might want to choose the lifetime payout, the lump sum settlement or to annuitize under the contract.
In response to your comment 17 regarding the charge for the GLWB, we have revised the disclosure to make it clear that if the GLWB base is never increased to the step-up base, then we will not increase the charge for the rider.
In response to your comment 18 regarding the death benefit of the GLWB, we have revised the disclosure to clarify that because the death benefit under the rider is based on purchase payments, if the owner’s withdrawals exceed his purchase payments, there will be no death benefit under the rider.
In response to your comment 19 regarding the investment restrictions in the GLWB, we have added disclosure to clarify that an owner may allocate money to a DCA account, including the Enhanced DCA. There is also similar disclosure in the section “Investment Restrictions for Certain Optional Riders.”
In response to your comment 20 regarding required minimum distributions (“RMDs”) under the GLWB, we have clarified that RMDs taken under the rider will not be subject to a surrender charge. We have also added disclosure that we will give 30 days written notice, when practicable, of changes to the RMD provisions due to changes in the Internal Revenue Code or regulations.
In response to your comment 21(a) regarding the Joint GLWB, we have added disclosure to clarify how the Joint GLWB differs from spousal continuation of the GLWB.
In response to your comment 21(b) regarding the Joint GLWB, we have revised the disclosure to clarify that we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB and receive the same benefits while both spouses are living and to clarify that they are not eligible for spousal continuation under the rider.
In response to your comment 21(c) regarding the deferred Lifetime Annuity Period of the Joint GLWB, we have added disclosure to clarify that if the Lifetime Annuity Period is deferred until the youngest spouse is 59 1/2, we will make the first payment immediately upon that spouse reaching 59 1/2.
In response to your comment 22(a) regarding the Summary of Optional Living Benefit Riders, we have added additional disclosure on who may want to consider the GLWB or Joint GLWB riders.

In response to your comment 22(b) regarding the Summary of Optional Living Benefit Riders, we have added disclosure under each item on whether the rider does or does not have investment restrictions.
In response to your comment 22(c) regarding the Summary of Optional Living Benefit Riders, we have reorganized the order of the second and third points and have clarified that the benefit in the third bullet point is an annuitization benefit.
In response to your comment 22(d) regarding the Summary of Optional Living Benefit Riders, we have revised the disclosure to clarify what the deferral credit is.
In response to your comment 22(e) regarding the Summary of Optional Living Benefit Riders, we have revised the disclosure to clarify that the surviving spouse can continue to receive withdrawals and how the Joint GLWB differs from spousal continuation with the GLWB.
Registrant will be filing a separate request for acceleration of the 485(a) post-effective amendments.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Associate Counsel